Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.54%
Communication services: 11.21%
Entertainment: 1.45%
Netflix, Inc.†	1,149	$107,558
Interactive media & services: 9.76%
Alphabet, Inc. Class C	1,290	492,703
Meta Platforms, Inc. Class A	376	230,078
		722,781
Consumer discretionary: 11.04%
Broadline retail: 5.40%
Amazon.com, Inc.†	1,510	400,241
Hotels, restaurants & leisure: 3.50%
Hilton Worldwide Holdings, Inc.	279	90,415
McDonald’s Corp.	326	95,710
Starbucks Corp.	696	73,310
		259,435
Household durables: 1.08%
Garmin Ltd.	320	80,365
Specialty retail: 1.06%
Home Depot, Inc.	238	78,254
Consumer staples: 2.49%
Consumer staples distribution & retail: 1.17%
Walmart, Inc.	660	87,074
Food products: 1.32%
Mondelez International, Inc. Class A	1,591	97,751
Energy: 5.22%
Oil, gas & consumable fuels: 5.22%
Suncor Energy, Inc.	3,177	217,497
TotalEnergies SE	1,822	168,918
		386,415
Financials: 13.99%
Banks: 6.24%
Citigroup, Inc.	1,380	176,613
JPMorgan Chase & Co.	679	212,683
PNC Financial Services Group, Inc.	327	72,921
		462,217
Capital markets: 3.06%
BlackRock, Inc.	97	103,363
Blackstone, Inc.	984	123,571
		226,934
See accompanying notes to portfolio of investments
Allspring LT Large Core ETF | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Financial services: 2.10%
Visa, Inc. Class A	472	$155,684
Insurance: 2.59%
Manulife Financial Corp.	2,832	111,269
Marsh & McLennan Cos., Inc.	479	80,333
		191,602
Health care: 5.77%
Biotechnology: 1.52%
AbbVie, Inc.	532	112,422
Health care equipment & supplies: 0.68%
Smith & Nephew PLC ADR	1,638	50,663
Life sciences tools & services: 1.22%
Thermo Fisher Scientific, Inc.	189	90,524
Pharmaceuticals: 2.35%
Eli Lilly & Co.	186	173,836
Industrials: 11.70%
Aerospace & defense: 3.72%
Boeing Co.†	686	157,115
RTX Corp.	674	118,671
		275,786
Building products: 0.50%
Trane Technologies PLC	75	36,940
Commercial services & supplies: 1.61%
Waste Management, Inc.	513	119,298
Electrical equipment: 1.70%
Eaton Corp. PLC	290	125,573
Ground transportation: 2.60%
Uber Technologies, Inc.†	1,303	97,217
Union Pacific Corp.	354	95,396
		192,613
Machinery: 1.12%
Xylem, Inc.	705	83,303
Passenger airlines: 0.45%
Southwest Airlines Co.	881	33,407
Information technology: 36.35%
Communications equipment: 1.54%
Motorola Solutions, Inc.	259	113,709
See accompanying notes to portfolio of investments
2 | Allspring LT Large Core ETF

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 2.76%
Keysight Technologies, Inc.†	349	$122,119
TE Connectivity PLC	390	82,547
		204,666
Semiconductors & semiconductor equipment: 15.29%
Advanced Micro Devices, Inc.†	515	182,562
Analog Devices, Inc.	296	119,069
ASML Holding NV	60	86,340
Broadcom, Inc.	962	401,568
Lam Research Corp.	476	122,741
NVIDIA Corp.	1,105	220,525
		1,132,805
Software: 8.86%
Microsoft Corp.	1,236	504,016
Salesforce, Inc.	543	95,856
ServiceNow, Inc.†	640	56,518
		656,390
Technology hardware, storage & peripherals: 7.90%
Apple, Inc.	2,157	585,302
Materials: 0.77%
Chemicals: 0.77%
Ecolab, Inc.	220	57,332
Total common stocks (Cost $6,261,991)		7,300,880

		Yield
Short-term investments: 1.44%
Investment companies: 1.44%
Allspring Government Money Market Fund Select Class♠∞		3.60%	107,080	107,080
Total short-term investments (Cost $107,080)				107,080
Total investments in securities (Cost $6,369,071)	99.98%			7,407,960
Other assets and liabilities, net	0.02			1,169
Total net assets	100.00%			$7,409,129

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
Allspring LT Large Core ETF | 3

Portfolio of investments—April 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$63,115	$517,846	$(473,881)	$0	$0	$107,080	107,080	$2,083
See accompanying notes to portfolio of investments
4 | Allspring LT Large Core ETF

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring LT Large Core ETF | 5

Notes to portfolio of investments—April 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$830,339	$0	$0	$830,339
Consumer discretionary	818,295	0	0	818,295
Consumer staples	184,825	0	0	184,825
Energy	386,415	0	0	386,415
Financials	1,036,437	0	0	1,036,437
Health care	427,445	0	0	427,445
Industrials	866,920	0	0	866,920
Information technology	2,692,872	0	0	2,692,872
Materials	57,332	0	0	57,332
Short-term investments
Investment companies	107,080	0	0	107,080
Total assets	$7,407,960	$0	$0	$7,407,960
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring LT Large Core ETF